Investment Objectives and Goals	Feb. 27, 2026
SRH U.S. Quality GARP ETF
Prospectus [Line Items]
Risk/Return [Heading]	SRH U.S. QUALITY GARP ETF - SRHQ SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SRH U.S. Quality GARP ETF (the “Fund”) seeks to provide investment results (before fees and expenses) that correspond to the SRH U.S. Quality GARP Index (the “Index”).
SRH REIT Covered Call ETF
Prospectus [Line Items]
Risk/Return [Heading]	SRH REIT COVERED CALL ETF - SRHR SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the SRH REIT Covered Call ETF (the “Fund”) is to provide total return.
TrueShares Quarterly Bull Hedge ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES QUARTERLY BULL HEDGE ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of TrueShares Quarterly Bull Hedge ETF (the “Fund”) is total return with substantial protection of principal.
TrueShares Quarterly Bear Hedge ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES QUARTERLY BEAR HEDGE ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of TrueShares Quarterly Bear Hedge ETF (the “Fund”) is substantial protection of principal with total return.
TrueShares Seasonality Laddered Buffered ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES SEASONALITY LADDERED BUFFERED ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of TrueShares Seasonality Laddered Buffered ETF (the “Fund”) is capital appreciation with the potential for lower volatility relative to the broader U.S. large cap equity market.

Polen International Dividend Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY— POLEN INTERNATIONAL DIVIDEND INCOME ETF (formerly, THE OPAL INTERNATIONAL DIVIDEND INCOME ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Polen International Dividend Income ETF (fka, The Opal International Dividend Income ETF) (the “Fund”) is to provide capital appreciation with lower volatility and a higher dividend yield compared to the MSCI ACWI ex USA High Dividend Yield Total Return Index.

TrueShares ConVequity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary—TrueShares CONVEQUITY ETF (formerly TRUESHARES CONVEX PROTECT ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of TrueShares ConVequity ETF (the “Fund”) is capital appreciation with the potential for lower volatility relative to the broader U.S. large cap equity market.
Clough Hedged Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	CLOUGH HEDGED EQUITY ETF – CBLS SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Clough Hedged Equity ETF (the “Fund”) seeks long-term capital appreciation while minimizing volatility.
Clough Select Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	CLOUGH SELECT EQUITY ETF - CBSE SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Clough Select Equity ETF (the “Fund”) seeks capital appreciation and lower volatility than the broader market.